Financial Instruments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD [Member] | Scotiabank Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank bonds	Flow interest rate and exchange rate on bank bonds
Financial assets and liabilities, at fair value	$ (355,650)	$ 255,494
Maturity	06-18-2018	06-18-2018
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 5,216,495	$ 5,080,332
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 4,860,845	$ 5,335,826
UF [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 433,653
Maturity	09-15-2021
UF [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 60,207,174
UF [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 60,640,827
CLP [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate on bank bonds
Financial assets and liabilities, at fair value		$ 53,743
Maturity		07-03-2017
CLP [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 7,404,444
CLP [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 7,458,187